Vessels, net (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2016 USD ($)
Balance, at the beginning of period	$ 96,428
Balance, at the end of period	94,705
Cost | Vessels
Balance, at the beginning of period	97,100
Balance, at the end of period	97,100
Accumulated Depreciation | Vessels
Balance, at the beginning of period	(672)
Depreciation	(1,723)
Balance, at the end of period	(2,395)
Net Book Value | Vessels
Balance, at the beginning of period	96,428
Depreciation	(1,723)
Balance, at the end of period	$ 94,705